UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-08411

(Investment Company Act file number)

The James Advantage Funds

(Exact name of registrant as specified in charter)

1349 Fairground Road

Beavercreek, Ohio 45385

(Address of principal executive offices) (Zip code)

(937) 426-7640

(Registrant’s telephone number)

Barry R. James

P.O. Box 8

Alpha, Ohio 45301

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: July 1 - September 30, 2012

Item 1. Schedule of Investments.

JAMES BALANCED: GOLDEN RAINBOW FUND

SCHEDULE OF INVESTMENTS

September 30, 2012 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-48.7%
	Basic Materials-6.6%
170,000	Barrick Gold Corp.	$7,099,200
430,000	Buckeye Technologies, Inc.	13,785,800
113,300	Cabot Corp.	4,143,381
100,000	CF Industries Holdings, Inc.	22,224,000
65,000	E.I. du Pont de Nemours & Co.	3,267,550
95,000	FMC Corp.	5,261,100
10,000	H.B. Fuller Co.	306,800
111,600	Innophos Holdings, Inc.	5,411,484
152,000	Innospec, Inc.*	5,155,840
57,000	International Paper Co.	2,070,240
15,210	NewMarket Corp.	3,748,961
80,000	Newmont Mining Corp.	4,480,800
115,000	PH Glatfelter Co.	2,048,150
311,040	PolyOne Corp.	5,153,933
141,200	PPG Industries, Inc.	16,215,408
50,340	Terra Nitrogen Co. LP	10,873,440

		111,246,087

	Consumer, Cyclical-8.4%
694,600	Alaska Air Group, Inc.*	24,352,676
213,000	The Cato Corp., Class A	6,328,230
30,100	Destination Maternity Corp.	562,870
95,700	Dillard’s, Inc., Class A	6,921,024
98,900	DineEquity, Inc.*	5,538,400
84,000	DIRECTV, Class A*	4,406,640
316,000	Dollar Tree, Inc.*	15,254,900
510,500	Ford Motor Co.	5,033,530
114,400	LeapFrog Enterprises, Inc.*	1,031,888
597,800	Macy’s, Inc.	22,489,236
151,300	Moody’s Corp.	6,682,921
31,900	PetSmart, Inc.	2,200,462
170,000	RR Donnelley & Sons Co.	1,802,000
625,315	Sinclair Broadcast Group, Inc., Class A	7,009,781
95,300	Target Corp.	6,048,691
65,000	TJX Cos., Inc.	2,911,350
163,500	Viacom, Inc., Class A	8,894,400
147,000	Viacom, Inc., Class B	7,877,730
76,000	Wal-Mart Stores, Inc.	5,608,800

		140,955,529

	Consumer, Non-cyclical-6.4%
14,000	Dean Foods Co.*	228,900
324,800	Eli Lilly & Co.	15,398,768
20,000	Forest Laboratories, Inc.*	712,200
45,000	Grand Canyon Education, Inc.*	1,058,850
240,000	Hi-Tech Pharmacal Co., Inc.*	7,946,400
202,600	Ingredion, Inc.	11,175,416
12,000	Kimberly-Clark Corp.	1,029,360
187,000	LifePoint Hospitals, Inc.*	7,999,860
374,700	Merck & Co., Inc.	16,898,970
175,000	Mylan, Inc.*	4,270,000
105,000	Newell Rubbermaid, Inc.	2,004,450
639,000	Pfizer, Inc.	15,879,150
2,850	Seaboard Corp.*	6,441,370
46,300	The Toro Co.	1,841,814

Shares or Principal Amount		Value
	Consumer, Non-cyclical (continued)
30,000	Tupperware Brands Corp.	$1,607,700
183,300	UnitedHealth Group, Inc.	10,156,653
40,075	WellPoint, Inc.	2,324,751

		106,974,612

	Energy-5.5%
86,500	Apache Corp.	7,479,655
156,970	Chevron Corp.	18,296,423
28,800	Diamond Offshore Drilling, Inc.	1,895,328
140,500	Exxon Mobil Corp.	12,848,725
413,044	HollyFrontier Corp.	17,046,326
500,000	Pioneer Energy Services Corp.*	3,895,000
36,400	Plains All American Pipeline LP	3,210,480
149,500	Stone Energy Corp.*	3,755,440
552,500	Tesoro Corp.	23,149,750

		91,577,127

	Financial-6.7%
273,000	American Financial Group, Inc.	10,346,700
207,900	AmTrust Financial Services, Inc.	5,326,398
200,000	Annaly Capital Management, Inc., REIT	3,368,000
8,500	Aspen Insurance Holdings, Ltd.	259,165
654,000	Brookfield Office Properties, Inc.	10,830,240
205,000	Capital One Financial Corp.	11,687,050
215,000	CBL & Associates Properties, Inc., REIT	4,588,100
148,000	EZCORP, Inc., Class A*	3,393,640
191,000	FBL Financial Group, Inc., Class A	6,341,200
840,000	Fifth Third Bancorp	13,028,400
145,000	First Industrial Realty Trust, Inc., REIT*	1,905,300
34,000	Home Properties, Inc., REIT	2,083,180
993,000	KeyCorp	8,678,820
140,000	Nelnet, Inc., Class A	3,323,600
24,000	PNC Financial Services Group, Inc.	1,514,400
50,000	Post Properties, Inc., REIT	2,398,000
258,100	Protective Life Corp.	6,764,801
316,060	Rent-A-Center, Inc.	11,087,385
44,100	Southside Bancshares, Inc.	961,821
90,600	Torchmark Corp.	4,652,310

		112,538,510

	Industrial-4.7%
17,000	AGCO Corp.*	807,160
117,800	Amerco, Inc.	12,529,208
437,000	American Axle & Manufacturing Holdings, Inc.*	4,924,990
37,800	Cascade Corp.	2,069,172
35,000	CSX Corp.	726,250
63,000	Cummins, Inc.	5,809,230
3,500	Deere & Co.	288,715
71,000	Eaton Corp.	3,355,460
60,400	FedEx Corp.	5,111,048
5,600	Ingersoll-Rand PLC	250,992
111,900	Jarden Corp.	5,912,796
140,000	Littelfuse, Inc.	7,915,600
49,605	NACCO Industries, Inc., Class A	6,220,963
8,000	Republic Services, Inc.	220,080
15,000	Seaspan Corp.	236,700
392,000	Sturm Ruger & Co., Inc.	19,400,080
80,000	Timken Co.	2,972,800

		78,751,244

Shares or Principal Amount		Value
	Technology-5.8%
348,000	Amkor Technology, Inc.*	$1,531,200
150,000	Arrow Electronics, Inc.*	5,056,500
165,000	Avnet, Inc.*	4,799,850
381,910	Deluxe Corp.	11,671,170
41,000	Equifax, Inc.	1,909,780
50,000	Hewlett-Packard Co.	853,000
141,000	Integrated Silicon Solution, Inc.*	1,305,660
326,000	Intel Corp.	7,393,680
77,500	International Business Machines Corp.	16,077,375
193,000	Intersections, Inc.	2,034,220
215,000	Kulicke & Soffa Industries, Inc.*	2,236,000
62,000	Lexmark International, Inc., Class A	1,379,500
17,000	Lockheed Martin Corp.	1,587,460
18,300	Microsoft Corp.	544,974
85,740	Northrop Grumman Corp.	5,695,708
25,000	Photronics, Inc.*	134,250
130,400	SYNNEX Corp.*	4,248,432
293,840	Triumph Group, Inc.	18,373,815
248,200	Western Digital Corp.	9,612,786

		96,445,360

	Utilities-4.6%
144,500	American Electric Power Co., Inc.	6,349,330
320,500	AT&T, Inc.	12,082,850
464,000	BCE, Inc.	20,388,160
100,000	Cleco Corp.	4,198,000
112,840	DTE Energy Co.	6,763,630
75,600	Edison International	3,454,164
112,000	El Paso Electric Co.	3,836,000
100,000	Exelon Corp.	3,558,000
20,000	Genie Energy, Ltd., Class B	143,400
46,200	NorthWestern Corp.	1,673,826
10,000	OGE Energy Corp.	554,600
49,100	PG&E Corp.	2,095,097
80,000	PNM Resources, Inc.	1,682,400
255,000	Portland General Electric Co.	6,895,200
57,000	TELUS Corp.	3,564,210

		77,238,867

TOTAL COMMON STOCKS (Cost $658,017,717)		815,727,336

CLOSED-END FUNDS-0.2%
140,000	Eaton Vance Risk-Managed Diversified Equity Income Fund	1,474,200
11,500	Nuveen Ohio Quality Income Municipal Fund, Inc.	217,580
50,000	Nuveen Premium Income Municipal Fund 2	782,000

TOTAL CLOSED-END FUNDS (Cost $2,276,870)		2,473,780

Shares or Principal Amount		Value
EXCHANGE TRADED FUNDS-0.9%
50,000	iShares® Cohen & Steers Realty Majors Index Fund	$3,892,500
45,000	iShares® MSCI Canada Index Fund	1,280,700
20,000	iShares® MSCI Indonesia Investable Market Index Fund	597,400
32,900	iShares® MSCI New Zealand Investable Market Index Fund	1,107,414
193,000	iShares® MSCI Singapore Index Fund	2,588,130
12,000	iShares® MSCI South Korea Index Fund	709,560
10,000	iShares® S&P® National Municipal Bond Fund	1,120,000
5,000	iShares® Silver Trust Index Fund*	167,400
122,900	SPDR® Nuveen Barclays Capital Short Term Municipal Bond ETF	3,011,050

TOTAL EXCHANGE TRADED FUNDS (Cost $13,429,084)		14,474,154

PREFERRED STOCKS-0.0%(a)
	Financial-0.0%(a)
8,000	General Electric Capital Corp., 6.000%	204,320

TOTAL PREFERRED STOCKS (Cost $197,406)		204,320

CORPORATE BONDS-11.0%
	Basic Materials-0.7%
$5,000,000	BHP Billiton Finance USA, Ltd., 1.000%, 2/24/15	5,050,040
5,000,000	E.I. du Pont de Nemours & Co., 2.750%, 4/1/16	5,330,510
1,500,000	E.I. du Pont de Nemours & Co., 5.750%, 3/15/19	1,845,515

		12,226,065

	Communications-0.3%
5,000,000	BellSouth Corp., 5.200%, 9/15/14	5,431,325

	Consumer, Cyclical-0.9%
5,000,000	eBay, Inc., 2.600%, 7/15/22	5,036,255
5,000,000	The Home Depot, Inc., 5.950%, 4/1/41	6,798,615
785,000	McDonald’s Corp., 5.700%, 2/1/39	1,057,676
2,000,000	Wal-Mart Stores, Inc., 5.250%, 9/1/35	2,480,310

		15,372,856

	Consumer, Non-cyclical-1.6%
5,000,000	Colgate-Palmolive Co., 3.150%, 8/5/15	5,371,835
3,000,000	The Hershey Co., 4.125%, 12/1/20	3,409,026
5,475,000	Johnson & Johnson, 4.500%, 9/1/40	6,546,063
5,000,000	PepsiCo, Inc., 0.800%, 8/25/14	5,029,565
5,465,000	Wyeth LLC, 5.500%, 2/15/16	6,326,262

		26,682,751

	Energy-1.7%
5,000,000	Apache Corp., 3.250%, 4/15/22	5,376,020
5,000,000	BP Capital Markets PLC, 3.245%, 5/6/22	5,292,205
5,000,000	Occidental Petroleum Corp., 1.750%, 2/15/17	5,177,860
5,050,000	Shell International Finance BV, 2.375%, 8/21/22	5,099,333
5,000,000	Shell International Finance BV, 6.375%, 12/15/38	7,209,610

		28,155,028

	Financial-3.0%
5,000,000	Aflac, Inc., 2.650%, 2/15/17	5,247,090
5,000,000	Bank of America Corp., 5.100%, 4/27/16(b)	4,957,840
5,000,000	Berkshire Hathaway, Inc., 3.750%, 8/15/21	5,484,165
5,000,000	Citigroup, Inc., 4.450%, 1/10/17	5,492,965
4,000,000	General Electric Capital Corp., 0.912%, 2/6/14(b)	4,006,128
2,000,000	General Electric Capital Corp., 6.875%, 1/10/39	2,675,194
5,000,000	Morgan Stanley, 4.750%, 3/22/17	5,361,885
5,000,000	Morgan Stanley & Co., 3.450%, 11/2/15	5,123,770
5,000,000	National City Corp., 4.900%, 1/15/15	5,449,985

Shares or Principal Amount		Value
	Financial (continued)
$5,000,000	UBS AG, 5.875%, 12/20/17	$5,920,045

		49,719,067

	Government-0.3%
8,000,000	International Bank for Reconstruction & Development, 9.000%, 1/25/13	4,496,203

	Industrial-0.2%
1,000,000	Caterpillar, Inc., 7.900%, 12/15/18	1,355,814
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,732,227

		3,088,041

	Technology-1.7%
8,000,000	Google, Inc., 3.625%, 5/19/21	9,002,392
5,000,000	Hewlett-Packard Co., 3.750%, 12/1/20	4,987,965
3,000,000	International Business Machines Corp., 1.950%, 7/22/16	3,133,899
7,000,000	International Business Machines Corp., 1.875%, 8/1/22	6,815,606
3,700,000	Microsoft Corp., 5.200%, 6/1/39	4,816,501

		28,756,363

	United States Department of Housing and Urban Development-0.3%
5,000,000	United States Department of Housing and Urban Development, 2.050%, 8/1/19	5,277,405

	Utilities-0.3%
5,000,000	Florida Power Corp., 5.800%, 9/15/17	5,993,680

TOTAL CORPORATE BONDS (Cost $176,627,642)		185,198,784

MORTGAGE BACKED SECURITIES-1.7%
	Federal National Mortgage Association-1.2%
4,537,742	3.000%, 3/1/27	4,820,035
4,795,657	3.000%, 4/1/27	5,120,223
9,209,729	4.500%, 9/1/40	9,765,702

		19,705,960

	Government National Mortgage Association-0.5%
8,493,730	4.000%, 12/20/40, Pool #4882	9,379,880

TOTAL MORTGAGE BACKED SECURITIES (Cost $27,903,712)		29,085,840

U.S. GOVERNMENT AGENCIES-2.6%
	Federal Farm Credit Banks-0.9%
15,000,000	0.390%, 6/12/14	15,000,195

	Federal Government Loan Mortgage Corporation-0.3%
4,895,642	3.500%, 5/1/42	5,257,841

	Federal Home Loan Banks-0.9%
5,000,000	1.250%, 7/25/22 (c)	5,003,105
10,000,000	2.430%, 10/11/22	10,026,080

		15,029,185

	Federal Home Loan Mortgage Corporation-0.5%
8,710,566	3.000%, 11/1/26	9,209,865

TOTAL U.S. GOVERNMENT AGENCIES (Cost $44,050,958)		44,497,086

U.S. TREASURY BONDS & NOTES-25.2%
	U.S. Treasury Bonds-3.9%
25,000,000	3.500%, 2/15/39	28,738,275

Shares or Principal Amount		Value
	U.S. Treasury Bonds (continued)
$31,000,000	3.750%, 8/15/41	$37,112,828

		65,851,103

	U.S. Treasury Inflation Indexed Notes-3.5%
15,599,513	2.500%, 7/15/16	18,110,067
18,045,225	1.625%, 1/15/18	21,112,913
15,895,189	1.375%, 1/15/20	19,012,141

		58,235,121

	U.S. Treasury Notes-17.8%
29,300,000	3.875%, 2/15/13	29,706,303
20,000,000	2.625%, 12/31/14	21,064,060
20,000,000	2.000%, 1/31/16	21,089,060
35,000,000	1.000%, 9/30/16	35,749,210
58,000,000	4.625%, 2/15/17	68,258,750
55,000,000	2.750%, 2/15/19	61,307,840
15,000,000	3.500%, 5/15/20	17,569,920
40,000,000	2.125%, 8/15/21	42,325,000

		297,070,143

TOTAL U.S. TREASURY BONDS & NOTES (Cost $388,616,273)		421,156,367

FOREIGN BONDS-2.9%
	Australia Government-0.7%
AUD 10,000,000	5.250%, 3/15/19	11,950,853

	Canada Government-0.7%
CAD 5,000,000	3.750%, 6/1/19	5,821,585
CAD 5,000,000	3.500%, 6/1/20	5,796,765

		11,618,350

	Netherlands Government-0.3%
EUR 3,000,000	4.000%, 7/15/19	4,558,432

	Norway Government-0.3%
NOK 21,000,000	4.500%, 5/22/19	4,290,614

	Queensland Treasury Corp.-0.3%
AUD 5,000,000	6.000%, 10/14/15	5,640,523

	Sweden Government-0.6%
SEK 52,000,000	5.000%, 12/1/20	10,143,515

TOTAL FOREIGN BONDS (Cost $41,671,460)		48,202,287

MUNICIPAL BONDS-3.2%
	California-0.0%
1,000,000	Citrus Community College District General Obligation Unlimited Bonds, Series B, 4.750%, 6/1/31	1,068,370

	Colorado-0.1%
1,000,000	Adams County School District No. 14 General Obligation Unlimited Bonds, 5.000%, 12/1/26	1,123,440

	Connecticut-0.4%
5,350,000	State of Connecticut, Series B, 5.000%, 11/1/25	6,571,566

	Florida-0.1%
1,000,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series D, 5.000%, 6/1/38	1,142,140

	Georgia-0.2%
3,000,000	State of Georgia General Obligation Unlimited Bonds, Series B, 4.500%, 1/1/29	3,419,220

Shares or Principal Amount		Value
	Illinois-0.1%
$500,000	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland General Obligation Unlimited Bonds (School Building), 5.500%, 2/1/28	$556,225
1,000,000	Village of Bolingbrook General Obligation Unlimited Bonds, 5.000%, 1/1/37	1,082,710

		1,638,935

	Louisiana-0.1%
1,000,000	East Baton Rouge Sewerage Commission Revenue Bonds, Series A, 5.125%, 2/1/29	1,139,530

	Massachusetts-0.1%
1,000,000	Commonwealth of Massachusetts General Obligation Limited Bonds, Series C, 5.250%, 8/1/22	1,195,110

	Michigan-0.1%
1,000,000	Marysville Public School District General Obligation Unlimited Bonds (School Building & Site), 5.000%, 5/1/32	1,080,480

	Ohio-0.8%
4,620,000	Columbus City School District Taxable Facilities & Improvement Build America Bonds, Series B, 6.150%, 12/1/33	5,083,247
1,100,000	Miamisburg City School District General Obligation Unlimited Bonds (School Facilities Construction & Improvement), 5.000%, 12/1/33	1,215,709
500,000	Mount Healthy City School District General Obligation Unlimited Bonds (School Improvement), 5.000%, 12/1/26	559,420
1,000,000	Ohio State University General Recipients Revenue Bonds, 4.910%, 6/1/40	1,182,200
1,000,000	Ohio State University General Recipients Revenue Bonds, Series A, 5.000%, 12/1/28	1,177,500
500,000	Springboro Community City School District General Obligation Unlimited Bonds, 5.250%, 12/1/23	619,415
1,000,000	State of Ohio General Obligation Unlimited Bonds, Series A, 5.375%, 9/1/28	1,188,060
2,000,000	State of Ohio General Obligation Unlimited Bonds, Series B, 5.000%, 2/1/22	2,124,180

		13,149,731

	Texas-0.6%
1,000,000	Friendswood Independent School District General Obligation Unlimited Bonds (Schoolhouse), 5.000%, 2/15/37	1,096,340
1,000,000	Judson Independent School District General Obligation Unlimited Bonds (School Building), 5.000%, 2/1/37	1,083,100
500,000	Lamar Consolidated Independent School District General Obligation Unlimited Bonds (Schoolhouse), 5.000%, 2/15/38	546,840
5,335,000	Port of Houston Authority, 5.000%, 10/1/35	6,291,832
1,000,000	Tyler Independent School District General Obligation Unlimited Bonds (School Building), 5.000%, 2/15/34	1,111,520

		10,129,632

	Washington-0.3%
5,000,000	State of Washington, 4.000%, 2/1/37	5,229,750

	Wisconsin-0.3%
5,000,000	State of Wisconsin, 5.000%, 5/1/25	6,088,850

TOTAL MUNICIPAL BONDS (Cost $49,373,305)		52,976,754

SHORT TERM INVESTMENTS-3.7%
61,444,935	First American Government Obligations Fund, 7-Day Yield 0.016%	61,444,935

TOTAL SHORT TERM INVESTMENTS (Cost $61,444,935)		61,444,935

TOTAL INVESTMENT SECURITIES-100.1% (Cost $1,463,609,362)		1,675,441,643

OTHER LIABILITIES IN EXCESS OF ASSETS-(0.1)%		(1,180,415)

NET ASSETS-100.0%		$1,674,261,228

*	Non-income producing security.
(a)	Less than 0.05% of Net Assets
(b)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012.
(c)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2012.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by the shareholders

AUD - Australian Dollar

BV - Besloten Vennootschap is the Dutch term for private limited liability company

CAD - Canadian Dollar

ETF - Exchange Traded Fund

EUR - Euro

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

NOK - Norwegian Krone

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SEK - Swedish Krona

SPDR - Standard & Poor’s Depositary Receipts

Foreign Bonds Securities Allocation
% of Net Assets
Asia - Pacific	1.0%
Europe	0.9%
Europe - Euro	0.3%
North America	0.7%

2.9%

See Notes to Quarterly Schedule of Investments.

JAMES MID CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2012 (unaudited)

Shares		Value
COMMON STOCKS-93.6%
	Basic Materials-11.3%
7,500	Buckeye Technologies, Inc.	$240,450
2,500	Cabot Corp.	91,425
4,125	Domtar Corp.	322,946
5,150	FMC Corp.	285,207
5,000	Innophos Holdings, Inc.	242,450
15,500	PolyOne Corp.	256,835

		1,439,313

	Consumer, Cyclical-11.2%
8,250	Alaska Air Group, Inc.*	289,245
3,000	Dillard’s, Inc., Class A	216,960
12,000	Dollar Tree, Inc.*	579,300
6,500	Foot Locker, Inc.	230,750
10,000	RR Donnelley & Sons Co.	106,000

		1,422,255

	Consumer, Non-cyclical-13.0%
4,125	Ingredion, Inc.	227,535
10,325	LifePoint Hospitals, Inc.*	441,703
75	Seaboard Corp.*	169,510
6,400	The Toro Co.	254,592
7,225	Tupperware Brands Corp.	387,188
10,325	Tyson Foods, Inc., Class A	165,407

		1,645,935

	Energy-11.1%
2,600	Diamond Offshore Drilling, Inc.	171,106
8,250	HollyFrontier Corp.	340,478
10,000	Stone Energy Corp.*	251,200
2,500	Targa Resources Partners LP	107,200
9,300	Tesoro Corp.	389,670
4,125	World Fuel Services Corp.	146,891

		1,406,545

	Financial-13.5%
8,775	American Financial Group, Inc.	332,572
12,900	Brookfield Office Properties, Inc.	213,624
4,125	Home Properties, Inc., REIT	252,739
11,350	Nelnet, Inc., Class A	269,449
6,825	Protective Life Corp.	178,883
13,425	Rent-A-Center, Inc.	470,949

		1,718,216

	Industrial-13.3%
7,225	AGCO Corp.*	343,043
3,000	Amerco, Inc.	319,080
7,750	Jarden Corp.	409,510
6,700	Timken Co.	248,972
8,250	TRW Automotive Holdings Corp.*	360,607

		1,681,212

	Technology-11.1%
34,525	Amkor Technology, Inc.*	151,910
7,750	Arrow Electronics, Inc.*	261,253

Shares		Value
	Technology (continued)
3,500	Cirrus Logic, Inc.*	$134,365
13,950	Deluxe Corp.	426,312
25,500	LSI Corp.*	176,205
4,125	Triumph Group, Inc.	257,936

		1,407,981

	Utilities-9.1%
15,550	CMS Energy Corp.	366,202
4,975	DTE Energy Co.	298,202
6,000	NorthWestern Corp.	217,380
8,000	Portland General Electric Co.	216,320
25,825	Vonage Holdings Corp.*	58,881

		1,156,985

TOTAL COMMON STOCKS (Cost $9,673,904)		11,878,442

EXCHANGE TRADED FUNDS-1.9%
3,100	iShares® Cohen & Steers Realty Majors Index Fund	241,335

TOTAL EXCHANGE TRADED FUNDS (Cost $217,509)		241,335

SHORT TERM INVESTMENTS-4.4%
562,830	First American Government Obligations Fund, 7-Day Yield 0.016%	562,830

TOTAL SHORT TERM INVESTMENTS (Cost $562,830)		562,830

TOTAL INVESTMENT SECURITIES-99.9% (Cost $10,454,243)		12,682,607
OTHER ASSETS IN EXCESS OF LIABILITIES-0.1%		6,813

NET ASSETS-100.0%		$12,689,420

*	Non-income producing security.

LP - Limited Partnership

REIT - Real Estate Investment Trust

See Notes to Quarterly Schedule of Investments.

JAMES SMALL CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2012 (unaudited)

Shares		Value
COMMON STOCKS-96.3%
	Basic Materials-6.9%
33,965	Aceto Corp.	$320,969
91,635	Innophos Holdings, Inc.	4,443,381
68,855	Innospec, Inc.*	2,335,562
54,906	Material Sciences Corp.*	501,841
22,194	Neenah Paper, Inc.	635,636
37,760	PH Glatfelter Co.	672,506

		8,909,895

	Consumer, Cyclical-14.1%
50,250	1-800-Flowers.com, Inc., Class A*	187,432
113,370	The Cato Corp., Class A	3,368,223
73,510	Dorman Products, Inc.*	2,316,300
22,270	Fiesta Restaurant Group, Inc.*	353,425
13,520	Flexsteel Industries, Inc.	279,864
40,720	Fred’s, Inc., Class A	579,446
8,740	Kona Grill, Inc.*	78,223
390,045	LeapFrog Enterprises, Inc.*	3,518,206
58,145	Luby’s, Inc.*	391,316
247,650	Myers Industries, Inc.	3,868,293
37,830	PC Connection, Inc.	435,423
30,245	Rocky Brands, Inc.*	349,330
141,845	Sinclair Broadcast Group, Inc., Class A	1,590,082
13,530	Susser Holdings Corp.*	489,380
39,825	Town Sports International Holdings, Inc.*	492,635

		18,297,578

	Consumer, Non-cyclical-10.8%
12,765	Alico, Inc.	398,651
49,340	Carriage Services, Inc.	477,118
14,800	Dollar Thrifty Automotive Group, Inc.*	1,286,564
44,280	Elizabeth Arden, Inc.*	2,091,787
109,195	LifePoint Hospitals, Inc.*	4,671,362
51,560	Metropolitan Health Networks, Inc.*	481,571
9,195	Nature’s Sunshine Products, Inc.	150,246
22,050	Pozen, Inc.*	146,192
64,235	Sciclone Pharmaceuticals, Inc.*	356,504
98,100	The Toro Co.	3,902,418

		13,962,413

	Energy-9.2%
11,220	Adams Resources & Energy, Inc.	342,210
113,960	Delek US Holdings, Inc.	2,904,840
143,225	EPL Oil & Gas, Inc.*	2,906,035
18,275	Mitcham Industries, Inc.*	291,121
84,390	Sunoco Logistics Partners LP	3,936,793
51,273	TGC Industries, Inc.*	369,166
30,940	Transmontaigne Partners LP	1,175,720

		11,925,885

	Financial-14.3%
24,375	Altisource Portfolio Solutions SA*	2,102,344
124,660	American Financial Group, Inc.	4,724,614
8,600	BofI Holding, Inc.*	224,030
35,260	Coinstar, Inc.*	1,585,995

Shares		Value
	Financial (continued)
17,235	ePlus, Inc.*	$675,957
14,540	Federal Agricultural Mortgage Corp., Class C	374,259
4,240	Homeowners Choice, Inc.	99,640
39,090	MainSource Financial Group, Inc.	501,916
16,305	Nicholas Financial, Inc.	210,497
24,960	Peoples Bancorp, Inc.	571,334
144,725	Rent-A-Center, Inc.	5,076,953
43,475	Southside Bancshares, Inc.	948,190
20,920	World Acceptance Corp.*	1,411,054

		18,506,783

	Industrial-13.9%
81,145	Alamo Group, Inc.	2,741,078
28,410	Amerco, Inc.	3,021,688
25,975	Ballantyne Strong, Inc.*	108,056
33,850	Blyth, Inc.	879,762
24,925	Franklin Electric Co., Inc.	1,507,713
15,785	Park-Ohio Holdings Corp.*	342,061
12,485	Standex International Corp.	554,958
28,275	StealthGas, Inc.*	191,987
166,247	Sturm Ruger & Co., Inc.	8,227,564
19,264	UFP Technologies, Inc.*	338,854

		17,913,721

	Technology-11.1%
12,000	Aware, Inc.	75,600
31,225	BioDelivery Sciences International, Inc.*	197,342
25,525	CalAmp Corp.*	209,560
142,525	Deluxe Corp.	4,355,564
68,525	Lionbridge Technologies, Inc.*	241,208
197,345	Mentor Graphics Corp.*	3,054,901
27,450	Online Resources Corp.*	80,428
13,850	Rudolph Technologies, Inc.*	145,425
24,650	SMTC Corp.*	74,936
10,970	Tessco Technologies, Inc.	232,235
87,150	Triumph Group, Inc.	5,449,489
10,250	Zygo Corp.*	187,473

		14,304,161

	Utilities-16.0%
40,800	Cbeyond, Inc.*	402,288
115,550	Cleco Corp.	4,850,789
143,445	El Paso Electric Co.	4,912,991
5,818	HickoryTech Corp.	61,555
56,140	The Laclede Group, Inc.	2,414,020
65,995	NorthWestern Corp.	2,390,999
93,120	PNM Resources, Inc.	1,958,314
130,635	Portland General Electric Co.	3,532,370
81,850	Vonage Holdings Corp.*	186,618

		20,709,944

TOTAL COMMON STOCKS (Cost $99,470,836)		124,530,380

SHORT TERM INVESTMENTS-3.0%
3,836,565	First American Government Obligations Fund, 7-Day Yield 0.016%	3,836,565

TOTAL SHORT TERM INVESTMENTS (Cost $3,836,565)		3,836,565

Value
TOTAL INVESTMENT SECURITIES-99.3% (Cost $103,307,401)	$128,366,945
OTHER ASSETS IN EXCESS OF LIABILITIES-0.7%	884,841

NET ASSETS-100.0%	$129,251,786

*	Non-income producing security.

LP - Limited Partnership

SA - Generally designates corporations in various countries, mostly those employing the civil law

See Notes to Quarterly Schedule of Investments.

JAMES MICRO CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2012 (unaudited)

Shares		Value
COMMON STOCKS-97.6%
	Basic Materials-10.1%
26,220	Aceto Corp.	$247,779
34,277	Material Sciences Corp.*	313,292
15,085	Neenah Paper, Inc.	432,034

		993,105

	Consumer, Cyclical-21.1%
31,340	1-800-Flowers.com, Inc., Class A*	116,898
13,920	Fiesta Restaurant Group, Inc.*	220,910
8,425	Flexsteel Industries, Inc.	174,398
11,880	Kona Grill, Inc.*	106,326
39,520	Luby’s, Inc.*	265,970
25,715	PC Connection, Inc.	295,980
18,853	Rocky Brands, Inc.*	217,752
9,202	Susser Holdings Corp.*	332,836
27,060	Town Sports International Holdings, Inc.*	334,732

		2,065,802

	Consumer, Non-cyclical-10.6%
8,680	Alico, Inc.	271,077
30,781	Carriage Services, Inc.	297,652
2,660	Metropolitan Health Networks, Inc.*	24,844
5,760	Nature’s Sunshine Products, Inc.	94,118
19,200	Pozen, Inc.*	127,296
40,060	Sciclone Pharmaceuticals, Inc.*	222,333

		1,037,320

	Energy-5.4%
7,620	Adams Resources & Energy, Inc.	232,410
2,757	Mitcham Industries, Inc.*	43,919
34,849	TGC Industries, Inc.*	250,913

		527,242

	Financial-21.4%
7,580	BofI Holding, Inc.*	197,459
16,490	ePlus, Inc.*	646,738
9,880	Federal Agricultural Mortgage Corp., Class C	254,311
5,760	Homeowners Choice, Inc.	135,360
26,560	MainSource Financial Group, Inc.	341,031
10,202	Nicholas Financial, Inc.	131,708
16,960	Peoples Bancorp, Inc.	388,214

		2,094,821

	Industrial-12.5%
16,200	Ballantyne Strong, Inc.*	67,392
9,860	Park-Ohio Holdings Corp.*	213,666
8,485	Standex International Corp.	377,158

Shares		Value
	Industrial (continued)
22,120	StealthGas, Inc.*	$150,195
4,130	Sturm Ruger & Co., Inc.	204,394
12,004	UFP Technologies, Inc.*	211,150

		1,223,955

	Technology-10.6%
7,900	Aware, Inc.	49,770
26,175	BioDelivery Sciences International, Inc.*	165,426
20,605	CalAmp Corp.*	169,167
45,150	Lionbridge Technologies, Inc.*	158,928
18,075	Online Resources Corp.*	52,960
11,400	Rudolph Technologies, Inc.*	119,700
16,250	SMTC Corp.*	49,400
7,245	Tessco Technologies, Inc.	153,376
6,775	Zygo Corp.*	123,915

		1,042,642

	Utilities-5.9%
26,875	Cbeyond, Inc.*	264,988
19,145	HickoryTech Corp.	202,554
51,040	Vonage Holdings Corp.*	116,371

		583,913

TOTAL COMMON STOCKS (Cost $7,961,300)		9,568,800

SHORT TERM INVESTMENTS-4.6%
454,253	First American Government Obligations Fund, 7-Day Yield 0.016%	454,253

TOTAL SHORT TERM INVESTMENTS (Cost $454,253)		454,253

TOTAL INVESTMENT SECURITIES-102.2% (Cost $8,415,553)		10,023,053
OTHER LIABILITIES IN EXCESS OF ASSETS-(2.2)%		(217,847)

NET ASSETS-100.0%		$9,805,206

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES LONG-SHORT FUND

SCHEDULE OF INVESTMENTS

September 30, 2012 (unaudited)

Shares		Value
COMMON STOCKS-106.4%
	Basic Materials-9.6%
10,680	Buckeye Technologies, Inc.(a)	$342,401
8,825	The Goodyear Tire & Rubber Co.*	107,577
5,715	Innophos Holdings, Inc.(a)	277,120
425	Terra Nitrogen Co. LP	91,800

		818,898

	Consumer, Cyclical-15.1%
2,900	Alaska Air Group, Inc.*	101,674
380	AutoZone, Inc.*(a)	140,475
3,010	Dillard’s, Inc., Class A(a)	217,683
2,855	Dollar Tree, Inc.*(a)	137,825
6,970	Fred’s, Inc., Class A	99,183
8,550	LeapFrog Enterprises, Inc.*	77,121
9,295	Sinclair Broadcast Group, Inc., Class A(a)	104,197
1,525	Target Corp.	96,792
2,750	Viacom, Inc., Class A(a)	149,600
2,265	Wal-Mart Stores, Inc.	167,157

		1,291,707

	Consumer, Non-cyclical-15.0%
5,605	Eli Lilly & Co.(a)	265,733
5,665	Helen of Troy, Ltd.*(a)	180,317
10,985	Pfizer, Inc.(a)	272,977
5,500	The Toro Co.(a)	218,790
5,350	UnitedHealth Group, Inc.(a)	296,444
1,100	USANA Health Sciences, Inc.*	51,117

		1,285,378

	Energy-15.3%
840	Apache Corp.	72,635
2,105	Chevron Corp.(a)	245,359
16,435	Flotek Industries, Inc.*	208,231
5,925	HollyFrontier Corp.(a)	244,525
16,800	Parker Drilling Co.*	71,064
8,290	Stone Energy Corp.*	208,245
6,145	Tesoro Corp.	257,475

		1,307,534

	Financial-12.4%
6,050	Annaly Capital Management, Inc., REIT	101,882
2,760	Brookfield Office Properties, Inc.	45,706
1,535	Capital One Financial Corp.(a)	87,510
3,000	CBL & Associates Properties, Inc., REIT	64,020
13,380	Fifth Third Bancorp	207,524
11,600	KeyCorp	101,384
3,260	PNC Financial Services Group, Inc.(a)	205,706
5,425	Protective Life Corp.	142,189
4,926	Southside Bancshares, Inc.	107,436

		1,063,357

	Industrial-12.0%
2,150	AGCO Corp.*	102,082
1,380	Amerco, Inc.(a)	146,777

Shares		Value
	Industrial (continued)
2,215	Cascade Corp.	$121,249
3,335	Littelfuse, Inc.(a)	188,561
830	NACCO Industries, Inc., Class A	104,090
6,465	Sturm Ruger & Co., Inc.	319,953
1,265	Timken Co.	47,007

		1,029,719

	Technology-10.9%
6,955	Deluxe Corp.(a)	212,545
6,295	Intel Corp.(a)	142,771
12,395	Kulicke & Soffa Industries, Inc.*	128,908
1,355	Lockheed Martin Corp.(a)	126,530
700	Northrop Grumman Corp.	46,501
5,975	Symantec Corp.*(a)	107,550
2,725	Triumph Group, Inc.	170,394

		935,199

	Utilities-16.1%
2,225	American Electric Power Co., Inc.	97,766
4,325	AT&T, Inc.(a)	163,052
6,295	BCE, Inc.(a)	276,602
1,835	DTE Energy Co.	109,990
6,310	Exelon Corp.(a)	224,510
5,425	PNM Resources, Inc.	114,088
9,690	Portland General Electric Co.(a)	262,018
56,965	Vonage Holdings Corp.*	129,880

		1,377,906

TOTAL COMMON STOCKS (Cost $8,161,895)		9,109,698

SHORT TERM INVESTMENTS-0.0%
1,273	First American Government Obligations Fund, 7-Day Yield 0.016%	1,273

TOTAL SHORT TERM INVESTMENTS (Cost $1,273)		1,273

TOTAL INVESTMENT SECURITIES-106.4% (Cost $8,163,168)		9,110,971
SEGREGATED CASH WITH BROKERS-42.6%(a)		3,649,696
SECURITIES SOLD SHORT-(50.2)% (Proceeds $3,995,666)		(4,304,431)
OTHER LIABILITIES IN EXCESS OF ASSETS-1.2%		110,503

NET ASSETS-100.0%		$8,566,739

Shares		Value
SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCKS-(50.2)%
	Basic Materials-(2.3)%
(8,730)	Alpha Natural Resources, Inc.	$(57,356)
(1,680)	Braskem SA, Sponsored ADR	(23,705)
(410)	Franco-Nevada Corp.	(24,161)
(1,840)	Molycorp, Inc.	(21,160)
(1,760)	Solazyme, Inc.	(20,205)
(6,430)	Turquoise Hill Resources, Ltd.	(54,526)

		(201,113)

	Consumer, Cyclical-(4.5)%
(195)	Amazon.com, Inc.	(49,593)

Shares		Value
	Consumer, Cyclical (continued)
(9,880)	Clear Channel Outdoor Holdings, Inc.	$(59,082)
(2,000)	JC Penney Co., Inc	(48,580)
(3,510)	Lions Gate Entertainment Corp.	(53,598)
(660)	Mattress Firm Holding Corp.	(18,579)
(2,360)	Navistar International Corp.	(49,772)
(1,510)	Nintendo Co., Ltd., ADR	(23,964)
(1,870)	Sony Corp., Sponsored ADR	(21,879)
(5,700)	TiVo, Inc.	(59,451)

		(384,498)

	Consumer, Non-cyclical-(10.0)%
(1,780)	Accretive Health, Inc.	(19,865)
(1,540)	Amarin Corp. PLC	(19,404)
(510)	Annie’s, Inc.	(22,868)
(1,310)	BRF - Brasil Foods SA, ADR	(22,663)
(2,385)	Brookdale Senior Living, Inc.	(55,380)
(1,280)	Centene Corp.	(47,885)
(1,405)	Cepheid, Inc.	(48,486)
(3,900)	DexCom, Inc.	(58,617)
(4,565)	Elan Corp. PLC, Sponsored ADR	(48,937)
(4,330)	Endologix, Inc.	(59,841)
(2,470)	Insulet Corp.	(53,303)
(2,460)	K12, Inc.	(49,692)
(2,680)	Luminex Corp.	(52,099)
(3,150)	MAKO Surgical Corp.	(54,841)
(2,135)	Molina Healthcare, Inc.	(53,695)
(4,070)	NxStage Medical, Inc.	(53,765)
(3,190)	Quidel Corp.	(60,387)
(1,660)	Sotheby’s	(52,290)
(1,210)	Tornier NV	(22,929)

		(856,947)

	Energy-(7.0)%
(1,800)	Approach Resources, Inc.	(54,234)
(1,520)	Atlas Energy LP	(52,501)
(860)	Atlas Resource Partners LP	(21,947)
(3,950)	Clean Energy Fuels Corp.	(52,022)
(930)	Cobalt International Energy, Inc.	(20,711)
(2,105)	Crestwood Midstream Partners LP	(50,099)
(1,215)	Energy Transfer Partners LP	(51,723)
(2,760)	KiOR, Inc.	(25,668)
(2,080)	Matador Resources Co.	(21,611)
(1,700)	NuStar GP Holdings LLC	(54,128)
(1,260)	Ocean Rig UDW, Inc.	(20,551)
(2,205)	Pacific Drilling SA	(21,984)
(7,660)	Pengrowth Energy Corp.	(51,628)
(1,110)	Sanchez Energy Corp.	(22,677)
(1,100)	SM Energy Co.	(59,521)
(1,355)	WPX Energy, Inc.	(22,479)

		(603,484)

	Financial-(3.2)%
(1,790)	American Realty Capital Trust, Inc., REIT	(20,997)
(280)	Banco Santander Chile	(20,507)
(1,095)	Credit Suisse Group, Sponsored ADR	(23,159)
(3,390)	KBW, Inc.	(55,833)
(2,110)	Legg Mason, Inc.	(52,075)
(2,220)	Sun Life Financial, Inc.	(51,571)
(5,730)	Universal American Corp.	(52,945)

		(277,087)

	Industrial-(3.1)%
(6,730)	Capital Product Partners LP	(54,984)
(8,325)	Century Aluminum Co.	(59,524)
(1,550)	Colfax Corp.	(56,838)

Shares		Value
	Industrial (continued)
(780)	Embraer SA, ADR	$(20,763)
(1,830)	M/A-COM Technology Solutions Holdings, Inc.	(23,241)
(1,400)	Rexnord Corp.	(25,508)
(745)	Tesla Motors, Inc.	(21,814)

		(262,672)

	Technology-(17.9)%
(1,410)	Acme Packet, Inc.	(24,111)
(1,880)	The Active Network, Inc.	(23,556)
(1,440)	Aixtron SE, Sponsored ADR	(19,037)
(2,210)	Angie’s List, Inc.	(23,382)
(1,370)	Aruba Networks, Inc.	(30,804)
(300)	Athenahealth, Inc.	(27,531)
(1,420)	Bazaarvoice, Inc.	(21,513)
(725)	BioMarin Pharmaceutical, Inc.	(29,196)
(1,100)	Blackbaud, Inc.	(26,312)
(1,370)	Cogent Communications Group, Inc.	(31,496)
(4,485)	Comverse Technology, Inc.	(27,583)
(370)	Concur Technologies, Inc.	(27,280)
(1,380)	Constant Contact, Inc.	(24,012)
(1,450)	Diodes, Inc.	(24,665)
(2,710)	Exact Sciences Corp.	(29,837)
(1,170)	Facebook, Inc.	(25,331)
(305)	HeartWare International, Inc.	(28,819)
(890)	HomeAway, Inc.	(20,870)
(1,870)	Immunogen, Inc.	(27,302)
(4,730)	Infinera Corp.	(25,920)
(970)	Infoblox, Inc.	(22,553)
(825)	Informatica Corp.	(28,718)
(905)	Interactive Intelligence Group, Inc.	(27,195)
(800)	InterDigital, Inc.	(29,824)
(1,540)	International Rectifier Corp.	(25,703)
(1,680)	InvenSense, Inc.	(20,076)
(1,690)	Ironwood Pharmaceuticals, Inc.	(21,598)
(1,400)	Jive Software, Inc.	(21,994)
(200)	LinkedIn Corp.	(24,080)
(1,630)	LivePerson, Inc.	(29,519)
(965)	LogMeIn, Inc.	(21,645)
(365)	Loral Space & Communications, Inc.	(25,952)
(1,475)	MakeMyTrip, Ltd.	(25,119)
(4,325)	Micron Technology, Inc.	(25,885)
(475)	NetSuite, Inc.	(30,305)
(1,520)	New Oriental Education & Technology Group, ADR	(25,338)
(4,310)	NII Holdings, Inc.	(33,834)
(1,790)	Optimer Pharmaceuticals, Inc.	(25,275)
(990)	Pegasystems, Inc.	(28,750)
(830)	Polypore International, Inc.	(29,341)
(940)	Qihoo 360 Technology Co., Ltd.	(20,727)
(995)	QLIK Technologies, Inc.	(22,298)
(1,520)	Quality Systems, Inc.	(28,196)
(190)	Salesforce.com, Inc.	(29,011)
(3,670)	Scientific Games Corp.	(30,351)
(680)	ServiceNow, Inc.	(26,302)
(2,340)	ServiceSource International, Inc.	(24,008)
(480)	Sina Corp.	(31,046)
(520)	Sourcefire, Inc.	(25,496)
(540)	Synageva BioPharma Corp.	(28,852)
(2,625)	Take-Two Interactive Software, Inc.	(27,379)
(1,760)	Tessera Technologies, Inc.	(24,077)
(4,840)	TriQuint Semiconductor, Inc.	(24,442)
(695)	ViaSat, Inc.	(25,979)
(1,030)	VirnetX Holding Corp.	(26,193)

Shares		Value
	Technology (continued)
(1,250)	Vivus, Inc.	$(22,275)
(750)	Vocera Communications, Inc.	(23,183)
(1,800)	WebMD Health Corp.	(25,254)
(1,260)	Youku, Inc., ADR	(23,171)

		(1,529,501)

	Utilities-(2.2)%
(1,495)	Atlantic Power Corp.	(22,365)
(3,140)	Comstock Resources, Inc.	(57,713)
(960)	EQT Corp.	(56,640)
(3,430)	TransAlta Corp.	(52,411)

		(189,129)

TOTAL COMMON STOCKS SOLD SHORT		(4,304,431)

TOTAL SECURITIES SOLD SHORT-(50.2)% (Proceeds $3,995,666)		$(4,304,431)

*	Non-income producing security.
(a)

Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $3,449,421 and cash equivalents of $3,649,696.

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing the civil law

See Notes to Quarterly Schedule of Investments.

Notes to Financial Statements	James Advantage Funds
September 30, 2012

1. ORGANIZATION

The James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”). James Balanced: Golden Rainbow Fund, James Small Cap Fund and James Mid Cap Fund are each a diversified series of the Trust, and James Micro Cap Fund and James Long-Short Fund are each a non-diversified series of the Trust (individually a “Fund,” collectively the “Funds”). James Balanced: Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, James Balanced: Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund commenced its public offering of shares on October 2, 1998. The James Mid Cap Fund commenced its public offering of shares on June 30, 2006. Effective March 2, 2009, James Balanced: Golden Rainbow began offering a new class of shares: the Institutional Class. The initial class of shares is now referred to as the Retail Class. Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other entities that are approved by management of the Trust). The James Micro Cap Fund commenced its public offering of shares on July 1, 2010. The James Long-Short Fund commenced its public offering of shares on May 23, 2011.

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies. The Adviser defines small capitalization as those companies with market capitalizations at the time of purchase no larger than the stocks in the Fund’s benchmark, the Russell 2000® Index.

James Mid Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies. The Adviser defines mid capitalization companies as those with market capitalizations at the time of purchase as $1 billion to $8 billion.

James Micro Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than $250 million.

James Long-Short Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in foreign and domestic equity securities that the Adviser believes are undervalued and more likely to appreciate, and by selling short equity securities that the Adviser believes are overvalued and more likely to depreciate. The Fund also may take long positions in domestic and foreign fixed income securities that the Adviser believes are more likely to appreciate in the interest rate and spread environment anticipated by the Adviser, and short positions in fixed income securities that the Adviser believes are more likely to depreciate in the interest rate and spread environment anticipated by the Adviser. The Fund seeks to achieve positive returns on both the long positions and short positions that it takes in various securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Share Valuation

The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Securities Valuation

Securities are valued at fair value. The Funds’ portfolio securities, including short positions, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business and on any other day that the Fair Valuation Policy would dictate. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’s opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, or when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Funds may use pricing services to determine market value for securities. Fixed income securities will be valued at evaluated prices provided by an independent, recognized pricing service, which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will approximate fair value. Shares of open-end investment companies are valued at net asset value.

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. In computing the net asset value of the Funds by the fund accounting service provider, ALPS Fund Services, Inc., the values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

The calculation of the share price of each Fund that holds foreign securities in its portfolio does not take place contemporaneously with the determination of the values of many of the foreign portfolio securities used in such calculation. Events affecting the values of foreign portfolio securities that occur between the time their prices are determined and the calculation of the Fund’s share price will be taken into account by the Adviser, subject to review by the Board of Trustees, in the determination of the value of those securities.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	-	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	-	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	-	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the reporting date are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2012:

James Balanced: Golden Rainbow Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$815,727,336	$–	$–	$815,727,336
Closed-End Funds	2,473,780	–	–	2,473,780
Exchange Traded Funds	14,474,154	–	–	14,474,154
Preferred Stocks	204,320	–	–	204,320
Corporate Bonds	–	185,198,784	–	185,198,784
Mortgage Backed Securities	–	29,085,840	–	29,085,840
U.S. Government Agencies	–	44,497,086	–	44,497,086
U.S. Treasury Bonds & Notes	421,156,367	–	–	421,156,367
Foreign Bonds	–	48,202,287	–	48,202,287

Municipal Bonds	–	52,976,754	–	52,976,754
Short Term Investments	61,444,935	–	–	61,444,935

Total	$1,315,480,892	$359,960,751	$–	$1,675,441,643

James Small Cap Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$124,530,380	$–	$–	$124,530,380
Short Term Investments	3,836,565	–	–	3,836,565

Total	$128,366,945	$–	$–	$128,366,945

James Mid Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$11,878,442	$–	$–	$11,878,442
Exchange Traded Funds	241,335	–	–	241,335
Short Term Investments	562,830	–	–	562,830

Total	$12,682,607	$–	$–	$12,682,607

James Micro Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$9,568,800	$–	$–	$9,568,800
Short Term Investments	454,253	–	–	454,253

Total	$10,023,053	$–	$–	$10,023,053

James Long-Short Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$9,109,698	$–	$–	$9,109,698
Short Term Investments	1,273	–	–	1,273

Total	$9,110,971	$–	$–	$9,110,971

	Valuation Inputs
Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stocks	$(4,304,431)	$–	$–	$(4,304,431)
TOTAL	$(4,304,431)	$–	$–	$(4,304,431)

* For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

For the three months ended September 30, 2012, the Funds did not have any significant transfers between Level 1 and Level 2 securities.

For the three months ended September 30, 2012, the Funds did not have any securities which used significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method, which liquidates all losses first, before any gains. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of September 30, 2012, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, provided by WM Reuters, at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Short Sales and Segregated Cash

The James Long-Short Fund may actively sell short equity and fixed income securities. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend to the prime broker and record that amount as an expense.

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

The following information is computed on a tax basis for each item as of September 30, 2012:

Fund	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
James Balanced: Golden Rainbow Fund	$1,463,141,291	$228,955,835	$(16,655,483)	$212,300,352
James Small Cap Fund	102,854,320	28,171,919	(2,659,294)	25,512,625
James Mid Cap Fund	10,451,080	2,681,384	(449,857)	2,231,527
James Micro Cap Fund	8,415,553	1,797,940	(190,440)	1,607,500
James Long-Short Fund	9,133,667	480,050	(249,585)	230,465

The difference between the cost of portfolio investments on a tax basis and financial statement cost for the Funds is due primarily to the deferral of wash sale losses and to the differing treatment of certain investments under income tax regulations and GAAP.

4. New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”

(“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilities comparison between those reporting entities that prepare their financial statements on the basis of U.S. GAAP and those reporting entities that prepare their financial statements on the basis of IFRS. Specifically, ASU 2011-11 requires reporting entities to disclose 1) both gross and net information about both instruments and transactions eligible for offset in the financial statements and 2) instruments and transactions subject to an agreement similar to a master netting agreement. The effective date of ASU 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have on the Fund’s financial statement disclosures.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The James Advantage Funds

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	November 21, 2012

By:	/s/ Thomas L. Mangan
Thomas L. Mangan, Treasurer and Chief Financial Officer
(Principal Financial Officer)
Date:	November 21, 2012